Other payables (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Payables
Balance at beginning of the year	$ 6,342	$ 3,378
Increase	11,191	6,679
Payments	(12,132)	(14,070)
Exchange difference	2,117	10,673
Interest	4,798	1,977
Result from exposure to inlfation	(3,429)	(2,295)
Balance at end of the year	$ 8,887	$ 6,342